WARRANTS (Details 2) (USD $)	Jun. 30, 2013
Number of warrants Outstanding at March 31, 2012	8,739,870
Exercise Price Range One [Member]
Range of Exercise Prices	$ 0.33
Number of warrants Outstanding at March 31, 2012	5,588,400
Average Remaining Contractual Life	15 years
Weighted Average Exercise Price	$ 0.33
Exercise Price Range Two [Member]
Range of Exercise Prices	$ 0.46
Number of warrants Outstanding at March 31, 2012	600,000
Average Remaining Contractual Life	26 months
Weighted Average Exercise Price	$ 0.46
Exercise Price Range Three [Member]
Range of Exercise Prices	$ 0.46
Number of warrants Outstanding at March 31, 2012	150,000
Average Remaining Contractual Life	31 months
Weighted Average Exercise Price	$ 0.46
Exercise Price Range Four [Member]
Range of Exercise Prices	$ 0.85
Number of warrants Outstanding at March 31, 2012	40,000
Average Remaining Contractual Life	29 months
Weighted Average Exercise Price	$ 0.85
Exercise Price Range Five [Member]
Range of Exercise Prices	$ 0.40
Number of warrants Outstanding at March 31, 2012	333,333
Average Remaining Contractual Life	29 months
Weighted Average Exercise Price	$ 0.40
Exercise Price Range Six [Member]
Range of Exercise Prices	$ 0.33
Number of warrants Outstanding at March 31, 2012	515,637
Average Remaining Contractual Life	55 months
Weighted Average Exercise Price	$ 0.33
Exercise Price Range Seven [Member]
Range of Exercise Prices	$ 0.16
Number of warrants Outstanding at March 31, 2012	875,000
Average Remaining Contractual Life	57 months
Weighted Average Exercise Price	$ 0.16
Exercise Price Range Eight [Member]
Range of Exercise Prices	$ 0.11
Number of warrants Outstanding at March 31, 2012	637,500
Average Remaining Contractual Life	58 months
Weighted Average Exercise Price	$ 0.11